PORTFOLIO OF INVESTMENTS – as of June 30, 2022 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 96.8% of Net Assets

	Aerospace & Defense – 5.4%
18,347	Axon Enterprise, Inc.(a)	$1,709,390
21,245	HEICO Corp.	2,785,644
41,495	Hexcel Corp.	2,170,604
11,077	Woodward, Inc.	1,024,512

		7,690,150

	Auto Components – 0.8%
14,832	Fox Factory Holding Corp.(a)	1,194,569

	Banks – 2.0%
34,070	Glacier Bancorp, Inc.	1,615,599
43,758	Pacific Premier Bancorp, Inc.	1,279,484

		2,895,083

	Biotechnology – 7.4%
5,176	Argenx SE, ADR(a)	1,961,083
51,594	Halozyme Therapeutics, Inc.(a)	2,270,136
17,761	Horizon Therapeutics PLC(a)	1,416,617
47,342	PTC Therapeutics, Inc.(a)	1,896,520
6,814	United Therapeutics Corp.(a)	1,605,651
50,137	Xencor, Inc.(a)	1,372,250

		10,522,257

	Building Products – 1.5%
23,885	Advanced Drainage Systems, Inc.	2,151,322

	Capital Markets – 3.8%
6,117	Ares Management Corp., Class A	347,813
23,422	Hamilton Lane, Inc., Class A	1,573,490
10,288	Morningstar, Inc.	2,487,947
38,820	StepStone Group, Inc., Class A	1,010,484

		5,419,734

	Commercial Services & Supplies – 1.5%
15,381	Tetra Tech, Inc.	2,100,276

	Communications Equipment – 1.5%
47,239	Ciena Corp.(a)	2,158,822

	Construction & Engineering – 1.7%
4,664	Valmont Industries, Inc.	1,047,674
44,221	WillScot Mobile Mini Holdings Corp.(a)	1,433,645

		2,481,319

	Distributors – 1.4%
5,487	Pool Corp.	1,927,199

	Electronic Equipment, Instruments & Components – 3.0%
20,747	Advanced Energy Industries, Inc.	1,514,116
18,793	II-VI, Inc.(a)	957,504

Shares	Description	Value (†)

Common Stocks – continued

	Electronic Equipment, Instruments & Components – continued
30,075	Trimble, Inc.(a)	$1,751,267

		4,222,887

	Energy Equipment & Services – 1.2%
86,848	ChampionX Corp.	1,723,933

	Food & Staples Retailing – 3.1%
47,067	BJ’s Wholesale Club Holdings, Inc.(a)	2,933,215
8,299	Casey’s General Stores, Inc.	1,535,149

		4,468,364

	Food Products – 1.8%
67,901	Simply Good Foods Co. (The)(a)	2,564,621

	Health Care Equipment & Supplies – 8.9%
97,976	AngioDynamics, Inc.(a)	1,895,836
35,579	Axonics, Inc.(a)	2,016,262
19,753	CONMED Corp.	1,891,547
47,170	Envista Holdings Corp.(a)	1,817,932
35,785	Globus Medical, Inc., Class A(a)	2,008,970
9,242	Insulet Corp.(a)	2,014,201
16,358	LivaNova PLC(a)	1,021,884

		12,666,632

	Health Care Providers & Services – 3.7%
45,216	Acadia Healthcare Co., Inc.(a)	3,057,958
108,229	R1 RCM Holdco, Inc.(a)	2,268,480

		5,326,438

	Hotels, Restaurants & Leisure – 4.0%
10,271	Churchill Downs, Inc.	1,967,205
26,492	Planet Fitness, Inc., Class A(a)	1,801,721
27,332	Texas Roadhouse, Inc.	2,000,702

		5,769,628

	Household Durables – 1.3%
11,694	Helen of Troy Ltd.(a)	1,899,223

	Insurance – 0.9%
5,538	Kinsale Capital Group, Inc.	1,271,746

	IT Services – 4.4%
14,472	Broadridge Financial Solutions, Inc.	2,062,983
8,213	Concentrix Corp.	1,114,011
15,981	Endava PLC, Sponsored ADR(a)	1,410,643
11,975	ExlService Holdings, Inc.(a)	1,764,277

		6,351,914

	Leisure Products – 2.0%
21,828	Brunswick Corp.	1,427,115
32,086	YETI Holdings, Inc.(a)	1,388,361

		2,815,476

Shares	Description	Value (†)

Common Stocks – continued

	Life Sciences Tools & Services – 2.7%
5,127	Bio-Techne Corp.	$1,777,223
27,966	Syneos Health, Inc.(a)	2,004,603

		3,781,826

	Machinery – 3.7%
35,202	Ingersoll Rand, Inc.	1,481,300
10,820	John Bean Technologies Corp.	1,194,744
9,088	Middleby Corp. (The)(a)	1,139,272
8,076	RBC Bearings, Inc.(a)	1,493,656

		5,308,972

	Oil, Gas & Consumable Fuels – 1.1%
76,525	Magnolia Oil & Gas Corp., Class A	1,606,260

	Pharmaceuticals – 1.4%
34,122	Pacira BioSciences, Inc.(a)	1,989,313

	Professional Services – 3.1%
10,237	FTI Consulting, Inc.(a)	1,851,362
53,652	KBR, Inc.	2,596,220

		4,447,582

	Semiconductors & Semiconductor Equipment – 6.6%
14,900	MKS Instruments, Inc.	1,529,187
3,789	Monolithic Power Systems, Inc.	1,455,128
19,924	Nova Ltd.(a)	1,763,872
14,385	Power Integrations, Inc.	1,079,019
31,653	Semtech Corp.(a)	1,739,965
13,237	Silicon Laboratories, Inc.(a)	1,856,092

		9,423,263

	Software – 7.0%
14,486	Blackline, Inc.(a)	964,768
56,173	Box, Inc., Class A(a)	1,412,189
12,071	Paylocity Holding Corp.(a)	2,105,424
28,069	Q2 Holdings, Inc.(a)	1,082,621
24,640	Rapid7, Inc.(a)	1,645,952
4,870	Tyler Technologies, Inc.(a)	1,619,178
27,292	Verint Systems, Inc.(a)	1,155,816

		9,985,948

	Specialty Retail – 2.0%
10,922	Five Below, Inc.(a)	1,238,883
26,046	Floor & Decor Holdings, Inc., Class A(a)	1,639,856

		2,878,739

	Technology Hardware, Storage & Peripherals – 2.7%
41,529	Avid Technology, Inc.(a)	1,077,677
109,498	Pure Storage, Inc., Class A(a)	2,815,194

		3,892,871

Shares	Description	Value (†)

Common Stocks – continued

	Textiles, Apparel & Luxury Goods – 3.1%
18,398	Columbia Sportswear Co.	$1,316,929
5,511	Deckers Outdoor Corp.(a)	1,407,234
46,210	Skechers U.S.A., Inc., Class A(a)	1,644,151

		4,368,314

	Thrifts & Mortgage Finance – 1.0%
41,186	Axos Financial, Inc.(a)	1,476,518

	Trading Companies & Distributors – 1.1%
13,717	SiteOne Landscape Supply, Inc.(a)	1,630,540

	Total Common Stocks (Identified Cost $160,840,366)	138,411,739

Principal Amount
Short-Term Investments – 3.2%
$4,605,038	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $4,605,083 on 7/01/2022 collateralized by $4,872,500 U.S. Treasury Note, 2.250% due 8/15/2027 valued at $4,697,167 including accrued interest(b) (Identified Cost $4,605,038)	4,605,038

	Total Investments – 100.0% (Identified Cost $165,445,404)	143,016,777
	Other assets less liabilities – (0.0)%	(12,663)

	Net Assets – 100.0%	$143,004,114

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$138,411,739	$—	$—	$138,411,739
Short-Term Investments	—	4,605,038	—	4,605,038

Total	$138,411,739	$4,605,038	$—	$143,016,777

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at June 30, 2022 (Unaudited)

Health Care Equipment & Supplies	8.9%
Biotechnology	7.4
Software	7.0
Semiconductors & Semiconductor Equipment	6.6
Aerospace & Defense	5.4
IT Services	4.4
Hotels, Restaurants & Leisure	4.0
Capital Markets	3.8
Health Care Providers & Services	3.7
Machinery	3.7
Food & Staples Retailing	3.1
Professional Services	3.1
Textiles, Apparel & Luxury Goods	3.1
Electronic Equipment, Instruments & Components	3.0
Technology Hardware, Storage & Peripherals	2.7
Life Sciences Tools & Services	2.7
Banks	2.0
Specialty Retail	2.0
Leisure Products	2.0
Other Investments, less than 2% each	18.2
Short-Term Investments	3.2

Total Investments	100.0
Other assets less liabilities	(0.0)*

Net Assets	100.0%

*	Less than 0.1%